Real estate properties held for lease, net (Minimum Future Rental Income) (Details)	Dec. 31, 2015 USD ($)
Real estate properties held for lease, net [Abstract]
2016	$ 9,950,598
2017	9,947,668
2018	9,969,725
2019	10,048,191
2020 and thereafter	150,781,495
Total	$ 190,697,677